Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Schedule II

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 December	2019 $m	2018* $m	2017* $m
Investment income, including dividends received from subsidiary undertakings	9,707	2,143	2,265
Investment expenses and charges	(515)	(549)	(534)
Gain on revaluation of M&G plc	3,649	—	—
Other charges:
Corporate expenditure	(713)	(346)	(280)
Foreign currency exchange (losses) gains	(18)	7	(12)
Profit on ordinary activities before tax	12,110	1,255	1,439
Tax credit on profit on ordinary activities	145	135	153
Profit for the financial year	12,255	1,390	1,592

Other comprehensive income:
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year	393	(428)	676
Items that will not be reclassified to profit or loss
Actuarial (losses) gains recognised in respect of the defined benefit pension scheme	(91)	25	44
Related tax	16	(4)	(8)
	318	(407)	712
Total comprehensive income for the year	12,573	983	2,304

* The 2018 and 2017 comparative results have been re-presented from those previously published to reflect the change in the Company’s presentation currency from pounds sterling to US dollars (as described in note 2).

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

31 December	2019 $m	2018* $m
Non-current assets
Investments in subsidiary undertakings	10,444	13,787
Amounts owed by subsidiary undertakings	2,000	—
	12,444	13,787
Current assets
Debtors:
Amounts owed by subsidiary undertakings	6,352	7,520
Other debtors	4	6
Tax recoverable	66	53
Derivative assets	—	6
Pension asset	—	88
Cash at bank and in hand	54	28
	6,476	7,701
Liabilities: amounts falling due within one year
Commercial paper	(520)	(601)
Derivative liabilities	—	(539)
Amounts owed to subsidiary undertakings	(141)	(1,192)
Tax payable	(14)	(13)
Deferred tax liability	—	(15)
Accruals and deferred income	(78)	(129)
	(753)	(2,489)
Net current assets	5,723	5,212
Total assets less current liabilities	18,167	18,999
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(4,304)	(8,503)
Debenture loans	(690)	(658)
Other borrowings	—	(350)
	(4,994)	(9,511)
Total net assets	13,173	9,488
Capital and reserves
Share capital	172	166
Share premium	2,625	2,502
Profit and loss account	10,376	6,820
Shareholders’ funds	13,173	9,488

* The 2018 comparative results have been re-presented from those previously published to reflect the change in the Company’s presentation currency from pounds sterling to US dollars (as described in note 2).

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

	Share	Share	Profit and	Total
$m	capital	premium	loss account	equity

Balance at 1 January 2017	159	2,381	6,733	9,273

Total comprehensive income for the year
Profit for the year	—	—	1,592	1,592
Foreign exchange translation differences due to change in presentation currency*	—	—	676	676
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	36	36
Total comprehensive income for the year	—	—	2,304	2,304

Transactions with owners, recorded directly in equity
New share capital subscribed	—	27	—	27
Share based payment transactions	—	—	(1)	(1)
Foreign exchange translation differences due to change in presentation currency*	16	227	—	243
Dividends	—	—	(1,525)	(1,525)
Total contributions by and distributions to owners	16	254	(1,526)	(1,256)

Balance at 31 December 2017	175	2,635	7,511	10,321

Balance at 1 January 2018	175	2,635	7,511	10,321
Impact of initial application of IFRS 9	—	—	(12)	(12)
Total comprehensive income for the year
Profit for the year	—	—	1,390	1,390
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	21	21
Foreign exchange translation differences due to change in presentation currency*	—	—	(428)	(428)
Total comprehensive income for the year	—	—	983	983

Transactions with owners, recorded directly in equity
New share capital subscribed	1	22	—	23
Dividends	—	—	(1,662)	(1,662)
Foreign exchange translation differences due to change in presentation currency*	(10)	(155)	—	(165)
Total contributions by and distributions to owners	(9)	(133)	(1,662)	(1,804)
Balance at 31 December 2018	166	2,502	6,820	9,488

Balance at 1 January 2019	166	2,502	6,820	9,488
Profit for the year	—	—	12,255	12,255
Actuarial losses recognised in respect of the defined benefit pension scheme	—	—	(75)	(75)
Foreign exchange translation differences due to change in presentation currency*	—	—	393	393
Total comprehensive income for the year	—	—	12,573	12,573

Transactions with owners, recorded directly in equity
New share capital subscribed	—	22	—	22
Share based payment transactions	—	—	(4)	(4)
Dividend in specie of M&G plc	—	—	(7,379)	(7,379)
Dividends	—	—	(1,634)	(1,634)
Foreign exchange translation differences due to change in presentation currency*	6	101	—	107
Total contributions by and distributions to owners	6	123	(9,017)	(8,888)
Balance at 31 December 2019	172	2,625	10,376	13,173

*The 2018 and 2017 comparative results have been re-presented from those previously published to reflect the change in the Company’s presentational currency from pounds sterling to US dollars (as described in note 2).

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2019 $m	2018* $m	2017* $m
Operating
Net cash inflow from operating activities before interest and tax	6,015	1,868	1,977
Interest paid	(500)	(537)	(527)
Taxes received	117	130	156
Equity dividends paid	(1,634)	(1,662)	(1,525)
Net cash inflow (outflow) before financing	3,998	(201)	81
Financing
Issue of ordinary share capital	22	23	27
Issue of borrowings	367	2,132	728
Repayment of borrowings	(863)	(1,381)	(968)
Transfer of debt to M&G plc prior to demerger of UK and Europe operations	(4,161)	—	—
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(81)	(19)	(731)
Investment in subsidiary undertakings	118	(117)	—
Movement in net amount owed by subsidiary undertakings	626	(600)	985
Net cash (outflow) inflow from financing	(3,972)	38	41
Net cash inflow (outflow) for the year	26	(163)	122
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit on ordinary activities before tax	12,110	1,255	1,439
Add back: interest charged	515	558	546
Adjustments for non-cash items:
Fair value adjustments on derivatives	77	(28)	(5)
Pension scheme	(21)	28	14
Non-cash dividends received	(2,960)	—	—
Revaluation of M&G plc on distribution	(3,649)	—	—
Foreign currency exchange and other movements	(8)	26	(35)
Decrease (increase) in debtors	2	—	8
Increase (decrease) in creditors	(51)	29	10
Net cash inflow from operating activities	6,015	1,868	1,977

* The 2018 and 2017 comparative results have been re-presented from those previously published to reflect the change in the Company’s presentation currency from pounds sterling to US dollars (as described in note 2).

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2019

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

2Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions.  Provisions are determined using the expected credit loss approach under IFRS 9.

Derivatives

Derivative financial instruments are held to manage certain macro-economic exposures. Derivative financial instruments are carried at fair value with changes in fair value included in the profit and loss account. Refer to Section 6.1 of the Group Risk Framework for detail of the approach to market risk.

Financial Instruments

Under IFRS 9, except for derivative instruments that are mandatorily classified as fair value through profit or loss, all of the financial assets and liabilities of the Company are classified as amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases the subsidiaries are expected to have sufficient resources to repay the loan either now or over time (based on projected earnings). For loans recallable on demand the expected credit loss has therefore been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Dividends

Interim dividends are recorded in the period in which they are paid.

Share premium

The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.

Foreign currency translation

Transactions not denominated in the Company’s functional currency are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency , including borrowings that have been used to finance or provide a hedge against Group equity investments in overseas subsidiaries, are translated to the Company's functional currency at year end exchange rates. The impact of these currency translations is recorded within the profit and loss account for the year.

As discussed above, the Company's functional currency changed from pounds sterling to US dollars on 31 December 2019. The Company has also changed its presentation currency from pounds sterling to US dollars.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset , subject to restrictions based on future taxable profits,against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ’Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Group’s UK subsidiaries each file separate tax returns. In accordance with UK tax legislation, where one domestic UK company is a 75 per cent owned subsidiary of another UK company or both are 75 per cent owned subsidiaries of a common parent, the companies are considered to be within the same UK tax group. For companies within the same tax group, trading losses may be offset against taxable profits arising in the same or future accounting periods for the purposes of determining current and deferred taxes.

Pensions

The Company historically assumed a portion of the pension surplus or deficit of the Group’s main pension scheme, the Prudential Staff Pension Scheme (‘PSPS’). The Company's portion of the surplus was transferred to M&GPrudential Services Limited at 30 June 2019. Up until that date, the Company applied the requirements of IAS 19 ‘Employee Benefits’ (as revised in 2011) for the accounting of its interest in the PSPS surplus or deficit. The key items are highlighted below.

A pension surplus or deficit is recorded as the difference between the present value of the scheme liabilities and the fair value of the scheme assets. The Company’s share of pension surplus is recognised to the extent that the Company is able to recover a surplus either through reduced contributions in the future or through refunds from the scheme.

The assets and liabilities of the defined benefit pension schemes of the Prudential Group are subject to a full triennial actuarial valuation using the projected unit method. Estimated future cash flows are then discounted at a high quality corporate bond yield, adjusted to allow for the difference in duration between the bond index and the pension liabilities, where appropriate, to determine their present value. These calculations are performed by independent actuaries.

The aggregate of the actuarially determined service costs of the currently employed personnel and the net income (interest) on the net scheme assets (liabilities) at the start of the period, is recognised in the profit or loss account. Actuarial gains and losses as a result of the changes in assumptions, experience variances or the return on scheme assets excluding amounts included in the net deferred benefit asset (liability) are recorded in other comprehensive income. The loss on transfer of the pension surplus transferred to M&GPrudential Services Limited has been recognised in the profit or loss account.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $9,599 million from its consolidated subsidiary undertakings in 2019 (2018: $1,996 million; 2017: $2,227 million).

4Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and endorsed by the EU.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

	2019 $m	2018 $m	2017 $m
Profit after tax
Profit for the financial year of the Company (including dividends from subsidiaries) in accordance with FRS 101	12,255	1,390	1,592
Accounting policy difference*	15	7	—
Share in the IFRS result of the Group, net of distributions to the Company†	(11,487)	2,622	1,488
Profit after tax of the Group attributable to shareholders in accordance with IFRS	783	4,019	3,080

	31 Dec 2019 $m	31 Dec 2018 $m
Net equity
Shareholders’ equity of the Company in accordance with FRS 101	13,173	9,488
Accounting policy difference*	33	18
Share in the IFRS net equity of the Group†	6,271	12,462
Shareholders’ equity of the Group in accordance with IFRS	19,477	21,968

*	Adjustment represents difference in accounting policy for expected credit losses on loan assets, the Company has adopted IFRS 9 while the Group applies IAS 39.

†The ‘share in the IFRS result and net equity of the Group’ lines represent the parent company’s equity in the earnings and net assets of its subsidiaries and associates.

The profit for the financial year of the parent company in accordance with IFRS includes dividends received in the year from subsidiary undertakings  (note 3).

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Post balance sheet events

The second interim ordinary dividend for the year ended 31 December 2019, which was approved by the Board of Directors after 31 December 2019, is described in note B6 of the Group financial statements.